Schedule II - Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 29,669	$ 54,744	$ 37,178
Charged to Costs and Expenses	(836)	(4,094)	24,591
Deductions	(291)	(20,981)	(7,025)
Balance at End of Period	$ 28,542	$ 29,669	$ 54,744